Financial Instruments and Concentration of Risks (Details 1) - CAD ($)	Aug. 31, 2018	Aug. 31, 2017
IfrsStatementLineItems [Line Items]
Trade and other payables	$ 703,306	$ 529,823
Shareholder loans	79,910
Advances from related party	49,415
Total	832,361	529,823
Liquidity risk [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	703,306	529,823
Shareholder loans	79,910
Advances from related party	49,415
Total	832,361	529,823
Liquidity risk [member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Shareholder loans
Advances from related party
Total
Liquidity risk [member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Shareholder loans
Advances from related party
Total
Liquidity risk [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Shareholder loans
Advances from related party
Total